Interest and fee receivables, net of allowance (Tables)	12 Months Ended
Dec. 31, 2017
Interest And Fee Receivables Net Of Allowance Tables
Schedule of Interest and fee receivables, net of allowance
	As at December 31,
	2016	2017
	RMB’000	RMB’000

Interest and fee receivables	20,649	40,136
Less: impairment loss allowance	(1,919)	(508)
Interest and fee receivable, net of allowance	18,730	39,628